Average Annual Total Returns - FidelityAdvisorDividendGrowthFund-AMCIZPRO - FidelityAdvisorDividendGrowthFund-AMCIZPRO - Fidelity Advisor Dividend Growth Fund	Jan. 29, 2024
Fidelity Advisor Dividend Growth Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	10.59%
Past 5 years	10.10%
Past 10 years	7.89%
Fidelity Advisor Dividend Growth Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	9.55%
Past 5 years	8.82%
Past 10 years	5.95%
Fidelity Advisor Dividend Growth Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	6.61%
Past 5 years	7.82%
Past 10 years	5.83%
Fidelity Advisor Dividend Growth Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	15.44%
Past 5 years	10.54%
Past 10 years	7.86%
Fidelity Advisor Dividend Growth Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	12.96%
Past 5 years	10.37%
Past 10 years	7.88%
Fidelity Advisor Dividend Growth Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	17.56%
Past 5 years	11.68%
Past 10 years	8.79%
Fidelity Advisor Dividend Growth Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	17.77%
Past 5 years	11.85%
Past 10 years	8.96%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
IXWJP
Average Annual Return:
Past 1 year	10.44%
Past 5 years	12.96%
Past 10 years	11.16%